Condensed Parent Company Only Financial Information:	12 Months Ended
Dec. 31, 2011
Condensed Parent Company Only Financial Information: [Abstract]
CONDENSED PARENT COMPANY ONLY FINANCIAL INFORMATION:

N O T E     O  –  C O N D E N S E D    P A R E N T    C O M P A N Y    O N L Y    F I N A N C I A L    I N F O R M A T I O N :

Peoples Financial Corporation began its operations September 30, 1985, when it acquired all the outstanding stock of The Peoples Bank, Biloxi, Mississippi. A condensed summary of its financial information is shown below.

C O N D E N S E D     B A L A N C E     S H E E T S     ( I N     T H O U S A N D S ) :

	$,0000000	$,0000000	$,0000000
December 31,	2011	2010	2009
Assets
Investments in subsidiaries, at underlying equity:
Bank subsidiary	$104,731	$96,386	$98,467
Nonbank subsidiary	1	1	1
Cash in bank subsidiary	808	957	1,103
Other assets	4,588	4,637	4,694

Total assets	$110,128	$101,981	$104,265

Liabilities and Shareholders’ Equity
Other liabilities	$676	$624	$677

Total liabilities	676	624	677
Shareholders’ equity	109,452	101,357	103,588

Total liabilities and shareholders’ equity	$110,128	$101,981	$104,265

C O N D E N S E D     S T A T E M E N T S    O F    I N C O M E    ( I N    T H O U S A N D S ) :

	$,0000000	$,0000000	$,0000000
Years Ended December 31,	2011	2010	2009
Income
Earnings of bank subsidiary:
Distributed earnings	$898	$1,000	$5,800
Undistributed earnings	285	599	(2,511)
Other income	110	(96)	7

Total income	1,293	1,503	3,296

Expenses
Other	95	71	71

Total expenses	95	71	71

Income before income taxes	1,198	1,432	3,225
Income tax (benefit)	(5)	(53)	5

Net income	$1,203	$1,485	$3,220

C O N D E N S E D    S T A T E M E N T S    O F    C A S H    F L O W S    ( I N    T H O U S A N D S ) :

	$,00000000	$,00000000	$,00000000	$,00000000	$,00000000
Years Ended December 31,	2011		2010		2009
Cash flows from operating activities:
Net income	$1,203		$1,485		$3,220
Adjustments to reconcile net income to net cash provided by operating activities:
(Gain) loss on other investments	(97)		110		(147)
Impairment loss on equity investments					150
Undistributed income of consolidated subsidiaries	(285)		(599)		2,510
Change in assets and liabilities:
Other assets	54		(53)		5

Net cash provided by operating activities	875		943		5,738

Cash flows from investing activities:
Investment in equity securities					(150)
Redemption of equity securities	93

Net cash provided (used in) by investing activities	93				(150)

Advances on line of credit					1,500
Principal payments on line of credit					(1,500)
Retirement of stock	(193)		(7)		(2,367)
Dividends paid	(924)		(1,082)		(2,614)

Net cash used in financing activities	$(1,117)		$(1,089)		$(4,981)

Net increase (decrease) in cash	(149)		(146)		607
Cash, beginning of year	957		1,103		496

Cash, end of year	$808		$957		$1,103

Peoples Financial Corporation paid income taxes of $755,000, $2,232,000 and $520,000 in 2011, 2010 and 2009, respectively. No interest was paid during the three years ended December 31, 2011.